UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   06-30-02

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-05-02

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              38

Form 13F Information Table Value Total:                          226,162
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                                                              SH/PRN;
     NAME OF ISSUER      TITLE OF CLASS  CUSIP       (X$1000) PUT/CALL DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                             SOLE SHARED   NONE
Affiliated Managers Group      Com     008252108      12,481  202,950SH   SOLE      N/A     28,340  0     174,610
Allied Cap Corp New            Com     01903Q108      11,128  491,306SH   SOLE      N/A     66,866  0     424,440
American Capital Strategies    Com     024937104      11,887  432,712SH   SOLE      N/A     59,446  0     373,266
Arrow Electrs Inc.             Com     042735100       6,764  325,989SH   SOLE      N/A     46,144  0     279,845
Avnet Inc                      Com     053807103       6,061  275,644SH   SOLE      N/A     41,974  0     233,670
CareCentric Inc                Com     14166Y106          13   24,198SH   SOLE      N/A      2,178  0      22,020
Clayton Homes Inc              Com     184190106      10,826  685,190SH   SOLE      N/A    100,980  0     584,210
Countrywide Cr Inds Inc Del    Com     222372104      11,643  241,297SH   SOLE      N/A     33,060  0     208,237
Duratek Inc                    Com     26658Q102       2,630  370,462SH   SOLE      N/A     48,527  0     321,935
EEX Corp                     Com New   26842V207       1,201  600,645SH   SOLE      N/A    114,295  0     486,350
Equity Office Properties Tr    Com     294741103       5,238  174,026SH   SOLE      N/A     23,975  0     150,051
Equity Residential Pptys Tr Sh Ben Int 29476L107         694   24,134SH   SOLE      N/A        600  0      23,534
Exxon Mobil Corp               Com     30231G102         211    5,152SH   SOLE      N/A          0  0       5,152
Gladstone Capital Corp         Com     376535100       5,856  324,420SH   SOLE      N/A     40,280  0     284,140
Intrawest Corporation        Com New   460915200      10,688  629,458SH   SOLE      N/A     88,794  0     540,664
Key Energy Svcs Inc            Com     492914106       9,865  939,486SH   SOLE      N/A    137,470  0     802,016
Kimco Realty Corp              Com     49446R109       7,158  213,726SH   SOLE      N/A     21,265  0     192,461
Level 3 Communications Inc     Com     52729N100       2,911  986,760SH   SOLE      N/A    144,900  0     841,860
Manufactured Home Cmntys In    Com     564682102         554   15,785SH   SOLE      N/A          0  0      15,785
MBIA, Inc                      Com     55262C100       8,333  147,404SH   SOLE      N/A     22,050  0     125,354
Mestek Inc                     Com     590829107       1,765   92,383SH   SOLE      N/A     11,080  0      81,303
NCI Building Sys Inc           Com     628852105      10,995  617,680SH   SOLE      N/A     82,024  0     535,656
Nabors Inds Inc                Com     629568106       8,354  236,671SH   SOLE      N/A     32,518  0     204,153
Natco Group Inc.               Cl A    63227W203         676   77,690SH   SOLE      N/A     25,340  0      52,350
Palm Harbor Homes              Com     696639103       7,349  370,062SH   SOLE      N/A     48,188  0     321,874
Public Storage Inc             Com     74460D109         782   21,065SH   SOLE      N/A      1,720  0      19,345
Radian Group Inc               Com     750236101      19,175  392,536SH   SOLE      N/A     50,928  0     341,608
Rouse Co                       Com     779273101       9,632  291,883SH   SOLE      N/A     36,580  0     255,303
SL Green Rlty Corp             Com     78440X101       1,684   47,236SH   SOLE      N/A      4,810  0      42,426
Schuff International Inc       Com     808156103         166   61,540SH   SOLE      N/A     16,470  0      45,070
Smithway Mtr Xpress Corp       Cl A    832653109          24   15,630SH   SOLE      N/A      8,600  0       7,030
Triad Gty Inc                  Com     895925105      11,172  256,654SH   SOLE      N/A     37,680  0     218,974
Transport Corp of Amer Inc     Com     89385P102       1,640  236,036SH   SOLE      N/A     36,018  0     200,018
USFreightways Corp             Com     916906100       9,019  238,156SH   SOLE      N/A     30,930  0     207,226
Weatherford Intl Inc           Com     947074100       8,251  190,991SH   SOLE      N/A     24,450  0     166,541
Wells Fargo & Co New           Com     949746101       4,147   82,843SH   SOLE      N/A     11,415  0      71,428
Westport Res Corp New          Com     961418100       3,219  196,250SH   SOLE      N/A     32,924  0     163,326
Westport Res Corp New        Pfd Conv  961418209       1,970   97,280SH   SOLE      N/A      3,580  0      93,700

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